Significant accounting policies - Summary of the impact, net of tax, of transition to IFRS 9 on retained earnings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	[1]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings	$ 335,764		$ 473,622
Increase (Decrease) Due To Application Of IFRS 9
Disclosure of initial application of standards or interpretations [line items]
Retained earnings		$ (16)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.